EARNINGS (LOSS) PER SHARE (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted average number of ordinary shares used to calculate basic earnings per share	59,776,574	68,989,845	71,794,594
Effect of share options on issue	1,286,984	1,098,564	0
Weighted average number of ordinary shares used to calculate diluted earnings per share	61,063,558	70,088,409	71,794,594
Diluted earnings (loss) per share (in USD)	$ 0.41	$ 0.51	$ (0.3)